Income Taxes (Details) - Schedule of income tax expense consisted - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income taxes:
Federal
State and local
Total current tax
Deferred income taxes:
Federal
State and local
Total deferred tax
Income tax expense